FORM 24f-2
                    Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1.   Name and  address of issuer:
              Western-Southern Life Assurance Company Separate Account 1 400 Broadway
              Cincinnati, OH  45202

2.   Name of each series or class of funds for which this notice is filed:
              Variable Annuity Contracts

3.   Investment Company Act File Number:                  811-8420

     Securities Act File Number:                          33-76582

4.   Last day of fiscal year for which this notice is filed:
              December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination
     of the issuer's 24f-2 declaration:                  [     ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the year:
              0
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
              0
9.   Number and aggregate sale price of securities sold during the fiscal year:
     $2,006,075

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     $2,006,075

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     n/a

12.           Calculation of registration fee:

     (i)      Aggregate sale price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10):        $2,006,075

     (ii)     Aggregate price of shares issued in connection with dividend
              reinvestment plans (from Item 11, if applicable):     +      n/a

     (iii)    Aggregate price of shares redeemed or repurchased during
              the fiscal year (if applicable):                      -    7,717

     (iv)     Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                           +        0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),
              less line (iii), plus line (iv)]  (if applicable):    $1,998,358

     (vi)     Divisor prescribed by Section 6(b) of the Securities Act of
              1933 or other applicable law or regulation (see Instruction
              C.6):                                                      2,900

     (vii)    Fee due [line (i) or line (v) divided by line (vi)]:     $689.09

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                 [ x ]
     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:
              February 29,1996
                                                    SIGNATURES
     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)           _______/s/ Donald J. Wuebbling________

                                        ___Vice President and General Counsel_

     Date     ___February 29,1996___

                                 400 Broadway
                             Cincinnati, OH 45202


February, 29, 1996

Western-Southern Life Assurance Company
   Separate Account 1
400 Broadway
Cincinnati, OH  45202

RE: Rule 24F-2 Notice for Western-Southern Life Assurance Company Separate Account 1 (33-76582) for Fiscal Year Ended
         December 31, 1995

Ladies & Gentlemen:

This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), of an indefinite amount of securities (the "Accumulation Units") of Western-Southern Life Assurance Company Separate Account 1, a separate investment account (the "Separate Account") of Western-Southern Life Assurance Company established pursuant to Ohio law. I understand that the Separate Account proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Accumulation Units for the fiscal year ended December 31, 1995, pursuant to Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

This opinion is limited solely to the laws of the State of Ohio as applied by courts in such State. This opinion is limited solely to the Accumulation Units of the Separate Account as of the fiscal year ended December 31, 1995, as reflected in the Notice. I understand for foregoing limitation is acceptable to you.

Based upon and subject to the foregoing, please be advised that is my opinion that the Accumulation Units covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and non-assessable.

                                                          Very truly yours,


                                                       /S/DONALD J. WEUBBLING


                                                          Donald J. Wuebbling